INVESTMENTS - NON-RESTRICTED (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Net unrealized gain on investments, net of tax
Accumulated other comprehensive income	$ 9,284	$ 58,410
U.S. government bonds
Net unrealized gain on investments, net of tax
Proceeds from sale and maturities of investments	1,000,000
Gain realized on sale of bonds	40,000
Book value of government bonds transferred from restricted to non-restricted investments upon receiving an authorization pursuant to applicable insurance regulations	1,000,000	1,900,000
Non-restricted investments
INVESTMENTS - NON-RESTRICTED
Non-restricted investments that will mature within one year	1,400,000
Restricted investments that will mature after one year and before five years	300,000
Total Investments
Book Value	1,704,458	3,311,902
Gross Unrealized Gains	14,283	48,871
Fair Value	1,718,741	3,360,773
Net unrealized gain on investments, net of tax
Unrealized gain on investments	14,283
Tax charged on unrealized gain on investments	4,999
Accumulated other comprehensive income	9,284
Proceeds from sale and maturities of investments	1,600,000
Non-restricted investments | Certificates of deposit
Held-to-maturity investments
Book Value	100,000	594,000
Fair Value	100,000	594,000
Non-restricted investments | U.S. government bonds
Available-for-sale investments
Book Value	1,604,458	2,717,902
Gross Unrealized Gains	14,283	48,871
Fair Value	$ 1,618,741	$ 2,766,773